Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020
Income Statement [Abstract]
Net sales	$ 5,400,542	$ 2,620,068	$ 7,938,115	$ 3,185,053	$ 10,804,214	$ 686,179
Cost of sales	3,315,605	1,579,750	5,067,956	2,516,650	7,680,290	1,370,897
Gross income (loss)	2,084,937	1,040,318	2,870,159	668,403	3,123,924	(684,718)
Operating expenses:
Selling and marketing expenses	887,809	397,922	1,594,906	699,940	1,761,154	563,003
General and administrative expenses	36,197,888	829,510	38,592,687	1,588,778	4,749,922	5,291,075
Research and development costs	103,318	15,439	277,366	43,549	339,385	179,982
Transaction costs						198,443
Total operating expenses	37,189,015	1,242,871	40,464,959	2,332,267	6,850,461	6,232,503
Loss from operations	(35,104,078)	(202,553)	(37,594,800)	(1,663,864)	(3,726,537)	(6,917,221)
Other expenses (income):
Amortization of debt discount	2,629,069	52,543	2,650,285	286,251	376,506	1,565,174
Loss on extinguishment of debt	1,978,295	1,999,487	7,096,730	1,432,820	3,030,495
Induced conversion loss		51,412		51,412	51,412
Gain on change in fair value of derivatives	(4,803,569)		(9,130,913)		(1,939,639)
Loss on issuance of convertible notes	3,689,369		3,689,369
Interest expense - related party	22,495	144,085	78,728	316,549	608,668	171,918
Interest expense	205,620	74,046	281,670	147,256	12,740,781	573,431
Total other expense	3,721,279	2,321,573	4,665,869	2,234,288	14,868,223	2,310,523
Loss before income taxes	(38,825,357)	(2,524,126)	(42,260,669)	(3,898,152)	(18,594,760)	(9,227,744)
Provision for income taxes
Net loss	(38,825,357)	(2,524,126)	(42,260,669)	(3,898,152)	(18,594,760)	(9,227,744)
Other comprehensive loss, net of tax
Foreign currency translation adjustments	20,852	(1,544)	7,824	(2,937)	(15,134)	(5,034)
Total other comprehensive loss, net of tax	20,852	(1,544)	7,824	(2,937)	(15,134)	(5,034)
Comprehensive loss	$ (38,804,505)	$ (2,525,670)	$ (42,252,845)	$ (3,901,089)	$ (18,609,894)	$ (9,232,778)
Net loss per share, basic and diluted	$ (0.95)	$ (0.10)	$ (1.20)	$ (0.15)	$ (0.70)	$ (0.37)
Weighted average number of common shares outstanding, basic and diluted	41,080,733	26,420,584	35,104,580	26,255,603	26,723,038	24,689,813